Capital Stock (Details Textual) (USD $)	1 Months Ended	12 Months Ended								12 Months Ended												1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009	Dec. 31, 2008	Feb. 28, 2010	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2009 VIP Plan RSU [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Pension Costs [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2011 Performance Shares [Member] VestingRange	Dec. 31, 2010 Performance Shares [Member]	Jul. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]
Capital Stock (Textual) [Abstract]
Exercise of stock options, Shares		363,000	380,000	180,000													600,000	200,000
Repurchase of common stock, shares		5,200,000															3,900,000	1,200,000
Common stock repurchase, amount authorized																			$ 200,000,000
Common stock repurchase, total remaining amount authorized																	37,700,000
Vesting period of performance shares		Equally over 3 years																		3
Expiry date of options outstanding as of December 31, 2011															2021-03-14	2012-03-11
Options Granted		96,000	733,000	1,518,000							29,663	27,028	47,570							73,349	87,054		358,180	263,620	568,342
Fair value of granted stock																				3,700,000	3,500,000		12,500,000	6,400,000	8,200,000
Vested restricted stock		1,071,000	1,084,000	974,000																			214,863	227,165	102,300
Market value of vested restricted stock																						700,000	4,900,000	4,900,000	2,500,000
Restricted Stock or Unit Expense																							12,500,000	4,800,000	4,000,000
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted							4,895,787	5,537,381	6,092,007
Vesting period of restricted stock units, minimum																							2
Vesting period of restricted stock units, maximum																							3
Vesting range of performance shares, minimum																				0
Vesting range of performance shares, maximum																				3
Stock granted under VIP Plan										187,400
General and administrative		223,616,000	193,743,000	198,836,000										15,700,000
Repurchase of common stock, amount		122,195,000	40,111,000														162,300,000
Capital Stock (Additional Textual) [Abstract]
Preferred stock, share authorized		25,000,000	25,000,000
Preferred stock, par value		$ 1	$ 1
Common stock, share authorized		725,000,000	725,000,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, share issued		74,391,691	73,749,793
Common stock, share outstanding		68,732,341	72,012,843
Preferred Stock, share issued
Minimum percentage of shares acquired in exercisable rights			20.00%
Minimum percentage of common stock acquired by stockholders for higher threshold			15.00%
Term of options under Plans		10 years
Vesting period of performance shares		Equally over 3 years																		3
Weighted average grant date fair value for options forfeited		1,200,000	1,700,000
Unrecognized compensation cost related to non-vested stock options granted under the Plans		2,000,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2012		1,500,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2013		500,000
Recognition of compensation related to non-vested stock options granted under the Plans		5,300,000	8,100,000	9,800,000
Intrinsic value of options exercised		3,800,000	6,800,000	2,000,000
Intrinsic value of outstanding in-the-money stock options		20,900,000	41,600,000
Intrinsic value of exercisable stock options		12,600,000	14,300,000
Weighted-average remaining life of options vested and expected to vest		5.4	6.2
Weighted-average grant-date fair value of options granted		$ 11.27	$ 8.16	$ 3.74
Expected volatility used in computing fair value of options granted		53.60%	52.70%	45.00%
Expected life used in computing fair value of options granted, years		4
Dividend yield used in computing fair value of options granted		3.80%	3.30%	2.30%
Risk-free interest rate used in computing fair value of options granted		2.10%	2.60%	2.00%
Estimated forfeiture rate used in computing fair value of options granted		11.20%	9.80%	9.00%
Period of Historical data used to calculate expected volatility in years		5 years
Value of each restricted stock unit and performance share unit in shares		1
Decrease in value of accrued liabilities						4,000,000
Other long-term liabilities		199,836,000	194,640,000			2,000,000
Decrease in value of additional paid in capital						6,000,000
Stock granted under VIP Plan		131,682	148,518	18,318	42,099
Cash paid to grantees				1,900,000	500,000
Fair value of restricted stock awards		1,000,000
Compensation expense related to Mr. Moller's grants		4,700,000
One time increase in pension plan benefits	$ 11,000,000